American Funds U.S. Small and Mid Cap Equity
Fund
Investment portfolio
May 31, 2026
unaudited

Common stocks 95.51% Financials 19.23%	Shares	Value (000)
WEX, Inc. (a)	77,667	$11,259
RenaissanceRe Holdings, Ltd.	36,078	10,114
Brown & Brown, Inc.	151,051	8,497
Citizens Financial Group, Inc.	136,298	8,486
GQG Partners, Inc. (CDI)	6,194,066	6,433
Arthur J. Gallagher & Co.	31,464	6,328
Capital One Financial Corp.	30,755	5,780
KeyCorp	246,853	5,265
Fifth Third Bancorp	103,713	5,178
Affirm Holdings, Inc., Class A (a)	69,316	5,105
Tradeweb Markets, Inc., Class A	50,702	5,083
Aon PLC, Class A	15,898	5,025
StepStone Group, Inc., Class A	96,631	4,765
Victory Capital Holdings, Inc., Class A	54,863	4,639
LPL Financial Holdings, Inc.	15,930	4,361
Block, Inc., Class A (a)	50,508	3,824
Fiserv, Inc. (a)	66,616	3,768
Principal Financial Group, Inc.	34,771	3,603
Essent Group, Ltd.	60,000	3,473
American International Group, Inc.	45,000	3,340
TPG, Inc., Class A	70,559	3,004
Ameriprise Financial, Inc.	5,897	2,628
Artisan Partners Asset Management, Inc., Class A	65,481	2,452
Ally Financial, Inc.	54,667	2,340
Hamilton Lane, Inc., Class A	19,282	1,680
Glacier Bancorp, Inc.	28,739	1,367
Wesbanco, Inc.	33,468	1,160
FirstCash Holdings, Inc.	4,854	1,067
Accelerant Holdings, Class A (a)	66,760	1,065
Kinsale Capital Group, Inc.	3,192	973
		132,062
Industrials 18.25%
Bloom Energy Corp., Class A (a)	61,428	17,507
Comfort Systems USA, Inc.	6,350	11,609
Copart, Inc. (a)	203,140	6,657
XPO, Inc. (a)	29,898	6,406
Crane Co.	29,184	5,341
ATI, Inc. (a)	30,095	5,271
AGCO Corp.	43,965	4,936
United Parcel Service, Inc., Class B	46,232	4,932
FTAI Aviation, Ltd.	18,629	4,850
United Rentals, Inc.	4,508	4,488
APi Group Corp. (a)	97,939	4,015
Alaska Air Group, Inc. (a)	83,054	3,822
Generac Holdings, Inc. (a)	13,103	3,641
American Funds U.S. Small and Mid Cap Equity Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Karman Holdings, Inc. (a)	62,313	$3,583
CSX Corp.	76,067	3,443
Applied Industrial Technologies, Inc.	9,926	3,016
Core & Main, Inc., Class A (a)	59,274	2,931
Builders FirstSource, Inc. (a)	36,695	2,798
VSE Corp.	14,402	2,667
Arxis, Inc., Class A (a)	48,386	2,174
Ingersoll-Rand, Inc.	29,779	2,133
HEICO Corp.	5,926	2,063
Carrier Global Corp.	32,266	2,061
CSW Industrials, Inc.	7,069	1,958
C.H. Robinson Worldwide, Inc.	9,933	1,775
PACCAR, Inc.	15,893	1,754
The Toro Co.	18,855	1,695
Loar Holdings, Inc. (a)	23,544	1,518
SPX Technologies, Inc. (a)	7,006	1,518
Fluor Corp. (a)	30,769	1,408
SiteOne Landscape Supply, Inc. (a)	11,123	1,208
EquipmentShare.com, Inc., Class A (a)(b)	45,790	954
L3Harris Technologies, Inc.	2,543	802
AMETEK, Inc.	1,694	383
		125,317
Information technology 15.97%
Ciena Corp. (a)	18,852	10,938
Flex, Ltd. (a)	64,552	9,733
Ingram Micro Holding Corp.	329,000	9,294
Keysight Technologies, Inc. (a)	25,345	8,575
Cerebras Systems, Inc., Class A (a)	34,400	8,152
Akamai Technologies, Inc. (a)	51,061	7,636
Fabrinet, non-registered shares (a)	11,399	7,457
TTM Technologies, Inc. (a)	34,073	5,919
Cloudflare, Inc., Class A (a)	22,758	5,503
Procore Technologies, Inc. (a)	103,413	5,118
MongoDB, Inc., Class A (a)	12,953	4,346
Datadog, Inc., Class A (a)	14,361	3,552
Hewlett Packard Enterprise Co.	69,910	3,009
Skyworks Solutions, Inc.	30,000	2,336
CoreWeave, Inc., Class A (a)	20,630	2,260
Snowflake, Inc. (a)	7,652	1,955
Semtech Corp. (a)	12,407	1,893
Lumentum Holdings, Inc. (a)	2,212	1,891
Impinj, Inc. (a)	12,462	1,882
Fair Isaac Corp. (a)	1,273	1,592
GPGI, Inc., Class A (b)	95,963	1,167
GPGI, Inc., Class A (c)	25,305	308
Sanmina Corp. (a)	5,343	1,388
Unity Software, Inc. (a)	44,117	1,344
ACM Research, Inc., Class A (a)	11,986	1,038
Via Transportation, Inc., Class A (a)	60,617	923
EPAM Systems, Inc. (a)	4,662	478
		109,687
American Funds U.S. Small and Mid Cap Equity Fund — Page 2 of 8

unaudited
Common stocks (continued) Consumer discretionary 14.11%	Shares	Value (000)
NIKE, Inc., Class B	273,229	$12,631
DoorDash, Inc., Class A (a)	69,244	11,030
Vail Resorts, Inc. (b)	54,224	7,244
LKQ Corp.	244,908	6,642
General Motors Co.	65,415	5,445
Yum! Brands, Inc.	34,553	5,112
Five Below, Inc. (a)	22,473	5,110
Hilton Worldwide Holdings, Inc.	13,190	4,322
Covista, Inc. (a)	30,258	3,564
Aptiv Holdings, Ltd. (a)	47,417	3,222
Chipotle Mexican Grill, Inc. (a)	93,829	2,989
TopBuild Corp. (a)	6,816	2,846
D.R. Horton, Inc.	15,447	2,272
Texas Roadhouse, Inc.	12,297	2,221
Polaris, Inc.	28,445	2,007
SharkNinja, Inc. (a)	15,841	1,931
Century Communities, Inc.	32,860	1,736
Darden Restaurants, Inc.	8,502	1,734
O’Reilly Automotive, Inc. (a)	19,375	1,683
Carnival Corp., Ltd.	59,848	1,679
Royal Caribbean Cruises, Ltd.	5,706	1,624
Brinker International, Inc. (a)	10,826	1,541
Cavco Industries, Inc. (a)	2,657	1,426
AutoZone, Inc. (a)	454	1,333
Warby Parker, Inc., Class A (a)	53,285	1,307
Toll Brothers, Inc.	8,580	1,189
CAVA Group, Inc. (a)	15,282	1,187
Wingstop, Inc.	7,425	1,165
Versigent PLC (a)	15,805	697
		96,889
Health care 9.38%
Align Technology, Inc. (a)	36,023	6,302
Illumina, Inc. (a)	30,209	4,923
Revolution Medicines, Inc. (a)	28,636	4,510
Ionis Pharmaceuticals, Inc. (a)	56,370	4,312
Humana, Inc.	14,000	4,276
NewAmsterdam Pharma Co. NV (a)	116,333	3,918
Bio-Techne Corp.	70,000	3,618
Medline, Inc., Class A (a)	78,267	2,861
Veeva Systems, Inc., Class A (a)	15,490	2,701
Penumbra, Inc. (a)	7,565	2,408
Generate Biomedicines, Inc. (a)	174,326	2,287
Charles River Laboratories International, Inc. (a)	12,203	2,205
Natera, Inc. (a)	9,809	2,191
Boston Scientific Corp. (a)	39,682	1,917
Oruka Therapeutics, Inc. (a)	32,123	1,880
Tenet Healthcare Corp. (a)	9,843	1,726
Alnylam Pharmaceuticals, Inc. (a)	5,590	1,688
Elanco Animal Health, Inc. (a)	70,277	1,676
Regeneron Pharmaceuticals, Inc.	2,452	1,507
Alignment Healthcare, Inc. (a)	94,555	1,449
Spyre Therapeutics, Inc. (a)	19,215	1,412
Krystal Biotech, Inc. (a)	4,427	1,368
Apogee Therapeutics, Inc. (a)	14,660	1,204
American Funds U.S. Small and Mid Cap Equity Fund — Page 3 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Zimmer Biomet Holdings, Inc.	13,028	$1,073
IQVIA Holdings, Inc. (a)	5,595	1,019
		64,431
Consumer staples 4.67%
US Foods Holding Corp. (a)	99,647	8,156
Monster Beverage Corp. (a)	90,279	7,952
e.l.f. Beauty, Inc. (a)(b)	118,641	6,644
Caseys General Stores, Inc.	5,760	4,419
Maplebear, Inc. (a)	44,801	1,783
Estee Lauder Cos., Inc. (The), Class A	14,909	1,326
Constellation Brands, Inc., Class A	8,814	1,223
The Campbell’s Co. (b)	28,260	597
		32,100
Materials 3.65%
Corteva, Inc.	75,480	5,908
Perpetua Resources Corp. (a)	142,308	3,852
Royal Gold, Inc.	16,000	3,592
Louisiana-Pacific Corp.	45,866	3,503
Element Solutions, Inc.	80,973	3,436
Alcoa Corp.	26,065	2,024
Westlake Corp.	19,234	1,670
USA Rare Earth, Inc., Class A (a)(b)(c)	27,692	714
USA Rare Earth, Inc., Class A (a)	12,746	357
		25,056
Utilities 3.32%
Exelon Corp.	232,481	10,610
PG&E Corp.	207,959	3,398
IDACORP, Inc.	23,304	3,269
NRG Energy, Inc.	17,075	2,289
American Electric Power Co., Inc.	13,931	1,765
Vistra Corp.	6,946	1,113
FirstEnergy Corp.	7,191	334
		22,778
Energy 3.09%
Diamondback Energy, Inc.	38,033	7,282
SLB, Ltd.	61,517	3,356
Expand Energy Corp.	32,854	3,055
Baker Hughes Co., Class A	31,998	2,044
Viper Energy, Inc., Class A	39,421	1,794
Permian Resources Corp., Class A	88,214	1,696
Matador Resources Co.	19,153	1,026
Northern Oil and Gas, Inc.	43,354	944
		21,197
Real estate 2.20%
Simon Property Group, Inc. REIT	29,772	6,101
Zillow Group, Inc., Class A (a)	75,700	2,677
Crown Castle, Inc. REIT	24,968	2,284
American Funds U.S. Small and Mid Cap Equity Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Essex Property Trust, Inc. REIT	7,774	$2,119
American Healthcare REIT, Inc.	40,173	1,964
		15,145
Communication services 1.64%
ROBLOX Corp., Class A (a)	105,377	4,968
New York Times Co., Class A	42,702	3,212
Live Nation Entertainment, Inc. (a)	18,174	3,061
		11,241
Total common stocks (cost: $623,018,000)		655,903
Short-term securities 4.48% Money market investments 4.03%
Capital Group Central Cash Fund 3.67% (d)(e)	276,714	27,669
Money market investments purchased with collateral from securities on loan 0.45%
Capital Group Central Cash Fund (d)(e)(f)	8,825	882
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.53% (d)(f)	760,769	761
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.51% (d)(f)	400,000	400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.54% (d)(f)	400,000	400
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.51% (d)(f)	200,000	200
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)(f)	200,000	200
Fidelity Investments Money Market Government Portfolio, Class I 3.49% (d)(f)	100,000	100
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.49% (d)(f)	100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.54% (d)(f)	100,000	100
		3,143
Total short-term securities (cost: $30,812,000)		30,812
Total investment securities 99.99% (cost: $653,830,000)		686,715
Other assets less liabilities 0.01%		43
Net assets 100.00%		$686,758
American Funds U.S. Small and Mid Cap Equity Fund — Page 5 of 8

unaudited
Investments in affiliates (e)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 4.16%
Money market investments 4.03%
Capital Group Central Cash Fund 3.67% (d)	$3,874	$342,043	$318,291	$44	$(1)	$27,669	$325
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 3.67% (d)(f)	480	402 (g)				882	— (h)
Total 4.16%				$44	$(1)	$28,551	$325
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
USA Rare Earth, Inc., Class A (a)(b)	1/26/2026	$596	$714	0.10%
GPGI, Inc., Class A	1/30/2026	468	308	0.05
Total		$1,064	$1,022	0.15%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 5/31/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan.
(g)	Represents net activity.
(h)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds U.S. Small and Mid Cap Equity Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
American Funds U.S. Small and Mid Cap Equity Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$132,062	$—	$—	$132,062
Industrials	125,317	—	—	125,317
Information technology	109,687	—	—	109,687
Consumer discretionary	96,889	—	—	96,889
Health care	64,431	—	—	64,431
Consumer staples	32,100	—	—	32,100
Materials	24,342	714	—	25,056
Utilities	22,778	—	—	22,778
Energy	21,197	—	—	21,197
Real estate	15,145	—	—	15,145
Communication services	11,241	—	—	11,241
Short-term securities	30,812	—	—	30,812
Total	$686,001	$714	$—	$686,715

Key to abbreviation(s)
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-210-0726
American Funds U.S. Small and Mid Cap Equity Fund — Page 8 of 8